SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee and director [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Number of options
Outstanding at January 1, 2023	3,441,644
Granted	2,002,500
Exercised	(44,768)
Forfeited and cancelled	(406,250)
Outstanding as of June 30, 2023	4,993,126
Exercisable as of June 30, 2023	1,371,876
Weighted-average exercise price
Outstanding at January 1, 2023	$ 8.1
Granted	5.7
Exercised	4.2
Forfeited and cancelled	10.4
Outstanding as of June 30, 2023	7
Exercisable as of June 30, 2023	$ 7.9
Weighted-average remaining contractual term (in years)
Outstanding at End	4 years 6 months	4 years 1 month 6 days
Exercisable as of June 30, 2023	3 years
Aggregate intrinsic value
Outstanding at January 1, 2023	$ 80
Outstanding as of June 30, 2023	1,004
Exercisable as of June 30, 2023	$ 11